Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$ 30,872,000	$ 24,405,000
Allowances for doubtful accounts and billing adjustments	728,000	644,000
Deferred revenue	20,111,000	18,645,000
Other, net	45,705,000	41,348,000
Total deferred income tax assets	97,416,000	85,042,000
Less valuation allowance for deferred income tax assets	(19,949,000)	(19,400,000)
Net deferred income tax assets	77,467,000	65,642,000
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(45,709,000)	(36,682,000)
Computer software development costs	(55,074,000)	(39,637,000)
Purchase accounting adjustments	(168,689,000)	(4,514,000)
Foreign currency translation	(10,291,000)	(8,574,000)
Other, net	(5,821,000)	(9,150,000)
Total deferred income tax liabilities	(285,584,000)	(98,557,000)
Net deferred income tax liabilities	(208,117,000)	(32,915,000)
Total net deferred tax assets (liabilities):
Current	14,770,000	9,825,000
Noncurrent	(222,887,000)	(42,740,000)
Net deferred income tax liabilities	$ (208,117,000)	$ (32,915,000)